Subsequent Events - Issuance of Preferred Stock and Warrants (Details) $ / shares in Units, shares in Thousands, $ in Thousands	Aug. 08, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 04, 2024 USD ($) vote $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 27, 2023 $ / shares	Dec. 31, 2022 $ / shares
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)					$ 0.0001
Right to purchase an amount of shares of outstanding common stock, percentage			1.5
Exercise price (in dollars per share)			$ 0.01		11.50
Common Stock
Subsequent Event [Line Items]
Maximum value of common stock issued from exercise of warrants | $			$ 11,250
Anniversary Period 2
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants			0.50
Anniversary Period 3
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants			1
Anniversary Period 4
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants			1
Subsequent Event
Subsequent Event [Line Items]
Exercise price (in dollars per share)			$ 0.01
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Maximum value of common stock issued from exercise of warrants | $			$ 11,250
Subsequent Event | Anniversary Period 2
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants			0.50
Subsequent Event | Anniversary Period 3
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants			1
Subsequent Event | Anniversary Period 4
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants			1
Redeemable Preferred Stock
Subsequent Event [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares) | shares			25
Redeemable Preferred Stock | Private Placement
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)			$ 0.0001
Initial stated value | $			$ 1
Number of votes per share of preferred stock | vote			1
Minimum percentage of cash dividends declared on third dividend payment date			0.43
Percentage of cash dividends on each subsequent dividend payment date			1
Redeemable Preferred Stock | Private Placement | Anniversary Period 1
Subsequent Event [Line Items]
Dividend rate			0.1000
Redeemable Preferred Stock | Private Placement | Anniversary Period 2
Subsequent Event [Line Items]
Dividend rate			0.1200
Redeemable Preferred Stock | Private Placement | Anniversary Period 3
Subsequent Event [Line Items]
Dividend rate			0.1400
Redeemable Preferred Stock | Private Placement | Anniversary Period 4
Subsequent Event [Line Items]
Dividend rate			0.1600
Redeemable Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares) | shares			25
Redeemable Preferred Stock | Subsequent Event | Private Placement
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)			$ 0.0001
Initial stated value | $			$ 1
Number of votes per share of preferred stock | vote			1
Minimum percentage of cash dividends declared on third dividend payment date			0.43
Percentage of cash dividends on each subsequent dividend payment date			1
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 1
Subsequent Event [Line Items]
Dividend rate			0.1000
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 2
Subsequent Event [Line Items]
Dividend rate			0.1200
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 3
Subsequent Event [Line Items]
Dividend rate			0.1400
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 4
Subsequent Event [Line Items]
Dividend rate			0.1600
Common Class A
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001
Common Class A | Subsequent Event | Private Placement
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001